UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy K. Minella                Greenwich, CT             February 6, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $1,316,538
                                         (thousands)


List of Other Included Managers:

NONE

                                                                     FORM 13F INFORMATION TABLE
                                                                         December 31, 2005


                                Title                         Value      Shares/    Invstmt  Other        Voting Authority
Name of Issuer                  of class          CUSIP       (x$1000)   Prn Amt    Dscretn   Mgrs   Sole      Shared    None
--------------                  --------          -----       --------   -------    -------   ----   ----      ------    ----
AFC Enterprises Inc             COM               00104Q107    $26,155   1,729,830   Sole     None     804,400             925,430
Aceto Corp                      COM               004446100     $5,288     803,697   Sole     None     408,474             395,223
Acxiom Corp                     COM               005125109    $21,603     939,250   Sole     None     442,550             496,700
Adesa Inc                       COM               00686U104    $23,797     974,490   Sole     None     460,200             514,290
Affiliated Managers Group       COM               008252108    $23,499     292,820   Sole     None     136,860             155,960
American Eagle Outfitters NE    COM               02553E106     $3,793     165,050   Sole     None      65,550              99,500
Arch Coal Inc                   COM               039380100     $1,765      22,200   Sole     None       9,000              13,200
Ashland Inc New                 COM               044209104     $5,432      93,810   Sole     None      37,010              56,800
Banta Corp                      COM               066821109    $23,844     478,794   Sole     None     221,500             257,294
CBIZ Inc                        COM               124805102    $35,210   5,848,809   Sole     None   2,690,586           3,158,223
Cash Amer Intl                  COM               14754D100    $42,634   1,838,480   Sole     None     865,900             972,580
Chesapeake Energy Corp          COM               165167107     $5,867     184,900   Sole     None      72,900             112,000
Compass Minerals Intl           COM               20451N101    $24,092     981,750   Sole     None     458,900             522,850
Comstock Res Inc                COM NEW           205768203    $28,839     945,230   Sole     None     443,500             501,730
Convergys Corp                  COM               212485106     $6,724     424,230   Sole     None     206,400             217,830
Corinthian Colleges Inc         COM               218868107    $20,346   1,728,650   Sole     None     808,100             920,550
Crescent Real Estate Equities   COM               225756105    $50,144   2,529,946   Sole     None   1,178,500           1,351,446
Del Monte Foods Co              COM               24522P103    $30,736   2,946,920   Sole     None   1,368,834           1,578,086
EDO Corp                        COM               281347104    $54,609   2,018,072   Sole     None     962,950           1,055,122
Electro Rent Corp               COM               285218103    $11,678     783,215   Sole     None     378,890             404,325
Fossil Inc                      COM               349882100     $1,667      77,500   Sole     None      41,800              35,700
Gartner Inc                     COM               366651107     $6,281     486,920   Sole     None     235,470             251,450
Global Cash Access Hldgs Inc    COM               378967103    $11,046     757,090   Sole     None     376,400             380,690
Fuller HB Co                    COM               359694106    $25,332     789,891   Sole     None     370,800             419,091
Handleman Co Del                COM               410252100    $13,709   1,103,747   Sole     None     536,700             567,047
Schein Henry Inc                COM               806407102     $3,906      89,500   Sole     None      34,500              55,000
Hewitt Assoc Inc                COM               42822Q100     $6,816     243,330   Sole     None      92,230             151,100
Hilb Rogal & Hobbs Co           COM               431294107    $45,332   1,177,140   Sole     None     560,900             616,240
Hollinger Intl Inc              CL A              435569108    $36,177   4,037,620   Sole     None   1,896,200           2,141,420
InfoSpace Inc                   COM NEW           45678T201     $9,076     351,520   Sole     None     161,900             189,620
InfoUSA Inc New                 COM               456818301    $33,548   3,069,360   Sole     None   1,431,900           1,637,460
Interactive Data Corp           COM               45840j107    $29,438   1,296,258   Sole     None     597,050             699,208
Intergraph Corp                 COM               458683109     $6,567     131,831   Sole     None      60,463              71,368
Jackson Hewitt Tax Svcs Inc     COM               468202106    $27,516     993,010   Sole     None     466,800             526,210
Kaman Corp                      COM               483548103    $10,217     518,900   Sole     None     263,000             255,900
Lincoln Elec Hldgs Inc          COM               533900106    $17,815     449,193   Sole     None     209,300             239,893
Lipman Electronic Engineerin    COM               M6772H101    $38,282   1,646,540   Sole     None     776,900             869,640
MDC Partners Inc                CL A SUB VTG      552697104    $17,591   2,748,567   Sole     None   1,287,300           1,461,267
Mantech Intl Corp               CL A              564563104    $13,203     473,900   Sole     None     241,000             232,900
Measurement Specialties Inc     COM               583421102     $5,677     233,130   Sole     None     117,600             115,530
Mercury Interactive Corp        COM               589405109    $23,878     859,220   Sole     None     402,520             456,700
NTL Inc Del                     COM               62940M104     $6,563      96,400   Sole     None      36,100              60,300
Nelnet Inc                      CL A              64031N108    $52,369   1,287,335   Sole     None     601,100             686,235
Novelis Inc                     COM               67000X106    $15,807     756,680   Sole     None     360,800             395,880
Pacer Int Inc Tenn              COM               69373H106    $41,591   1,595,980   Sole     None     746,100             849,880
Pall Corp                       COM               696429307     $1,714      63,810   Sole     None      25,310              38,500
Penn VA Corp                    COM               707882106    $11,683     203,540   Sole     None     101,100             102,440
Progress Software Corp          COM               743312100    $25,876     911,760   Sole     None     431,100             480,660
Providence SVC Corp             COM               743815102    $10,041     348,764   Sole     None     173,900             174,864
Pure Cycle Corp                 COM NEW           746228303       $577      76,700   Sole     None      11,200              65,500
RH Donnelley Corp               COM NEW           74955W307    $28,373     460,445   Sole     None     214,990             245,455
Donnelley RR & Sons Co          COM               257867101     $6,622     193,561   Sole     None      83,804             109,757
Silgan Holdings Inc             COM               827048109    $29,151     807,048   Sole     None     158,200             177,620
Speedway Motorsports Inc        COM               847788106    $45,808   1,321,262   Sole     None     622,365             698,897
Stage Stores Inc                COM NEW           85254C305    $20,678     694,347   Sole     None     315,750             378,597
Standard Parking Corp           COM               853790103     $4,894     249,820   Sole     None     120,700             129,120
Syneron Medical Ltd             ORD SHS           M87245102     $5,064     159,500   Sole     None      78,700              80,800
Technical Olympic USA           COM               878483106    $12,558     595,460   Sole     None     273,500             321,960
Telewest Global Inc             COM               87956T107     $6,977     292,900   Sole     None     115,400             177,500
Transaction Sys Architects      COM               893416107    $26,012     903,510   Sole     None     422,110             481,400
Triarc Cos Inc                  CL A              895927101    $36,057   2,153,918   Sole     None   1,005,810           1,148,108
Trizec Properties Inc           COM               89687P107    $28,046   1,223,640   Sole     None     570,040             653,600
Valuevision Media Inc           CL A              92047K107     $9,357     742,600   Sole     None     350,200             392,400
Velcro Inds N V                 COM               922571104       $494      34,700   Sole     None      11,800              22,900
West Pharmaceutical Svcs Inc    COM               955306105    $30,728   1,227,630   Sole     None     577,600             650,030
Western Gas Res Inc             COM               958259103    $10,414     221,150   Sole     None     103,600             117,550
Willis Group Holdings Ltd       SHS               G96655108    $12,486     338,000   Sole     None     129,300             208,700
Ishares Value TR                RUSL 2000 VALU    464287630       $653       9,900   Sole     None       3,900               6,000

SK 01269 0001 641134